Shareholder Report	9 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) Holding		Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR		N-CSR
Amendment Flag	false		false
Registrant Name	PRAXIS FUNDS		PRAXIS FUNDS
Entity Central Index Key	0000912900		0000912900
Entity Investment Company Type	N-1A		N-1A
Document Period End Date	Dec. 31, 2025		Dec. 31, 2025
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
C000008547
Shareholder Report [Line Items]
Fund Name			Praxis Impact Bond Fund
Class Name			Class A
Trading Symbol			MIIAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number			(800) 977-2947
Additional Information Website			https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.79%

Expenses Paid, Amount			$ 82
Expense Ratio, Percent			0.79%
Line Graph [Table Text Block]
	Praxis Impact Bond Fund - Class A	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$9,627	$10,000
Dec-2016	$9,831	$10,265
Dec-2017	$10,137	$10,628
Dec-2018	$10,101	$10,629
Dec-2019	$10,884	$11,556
Dec-2020	$11,694	$12,423
Dec-2021	$11,434	$12,232
Dec-2022	$9,934	$10,641
Dec-2023	$10,487	$11,229
Dec-2024	$10,609	$11,369
Dec-2025	$11,333	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Impact Bond Fund - Class A
Without Load	6.82%	-0.63%	1.64%
With Load	2.83%	-1.39%	1.26%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

AssetsNet	$ 1,144,143,886		$ 1,144,143,886
Holdings Count | Holding	529		529
Advisory Fees Paid, Amount			$ 3,653,362
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,144,143,886 Number of Portfolio Holdings529 Advisory Fee $3,653,362 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.1%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	25.7%
Corporate Notes	0.8%
Foreign Governments	5.6%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	0.6%
Money Market Funds	3.1%
Municipal Bonds	0.9%
U.S. Government Agencies	56.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FHLB, 5.500%, due 07/15/36	2.3%
FNMA, 0.875%, due 08/05/30	1.9%
FNMA, 5.625%, due 07/15/37	1.4%
FNMA, 6.625%, due 11/15/30	1.3%
FHLMC, 1.487%, due 11/25/30	1.3%
FNMA, 1.245%, due 01/25/31	1.2%
FHLMC, 3.000%, due 07/01/52	1.2%
FHLB, 3.250%, due 11/16/28	1.1%
FNMA, 3.500%, due 05/01/52	1.1%
FHLMC, 1.297%, due 06/25/30	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000035282
Shareholder Report [Line Items]
Fund Name			Praxis Impact Bond Fund
Class Name			Class I
Trading Symbol			MIIIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number			(800) 977-2947
Additional Information Website			https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.46%

Expenses Paid, Amount			$ 48
Expense Ratio, Percent			0.46%
Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Praxis Impact Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$100,000	$100,000
Dec-2016	$102,548	$102,647
Dec-2017	$106,221	$106,283
Dec-2018	$106,310	$106,295
Dec-2019	$114,974	$115,560
Dec-2020	$124,098	$124,235
Dec-2021	$121,706	$122,320
Dec-2022	$106,312	$106,405
Dec-2023	$112,553	$112,288
Dec-2024	$114,392	$113,692
Dec-2025	$122,663	$121,993

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Impact Bond Fund - Class I	7.23%	-0.23%	2.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,144,143,886		$ 1,144,143,886
Holdings Count | Holding	529		529
Advisory Fees Paid, Amount			$ 3,653,362
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,144,143,886 Number of Portfolio Holdings529 Advisory Fee $3,653,362 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.1%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	25.7%
Corporate Notes	0.8%
Foreign Governments	5.6%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	0.6%
Money Market Funds	3.1%
Municipal Bonds	0.9%
U.S. Government Agencies	56.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FHLB, 5.500%, due 07/15/36	2.3%
FNMA, 0.875%, due 08/05/30	1.9%
FNMA, 5.625%, due 07/15/37	1.4%
FNMA, 6.625%, due 11/15/30	1.3%
FHLMC, 1.487%, due 11/25/30	1.3%
FNMA, 1.245%, due 01/25/31	1.2%
FHLMC, 3.000%, due 07/01/52	1.2%
FHLB, 3.250%, due 11/16/28	1.1%
FNMA, 3.500%, due 05/01/52	1.1%
FHLMC, 1.297%, due 06/25/30	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000095945
Shareholder Report [Line Items]
Fund Name			Praxis International Index Fund
Class Name			Class A
Trading Symbol			MPLAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number			(800) 977-2947
Additional Information Website			https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.94%

Expenses Paid, Amount			$ 108
Expense Ratio, Percent			0.94%
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment*

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis International Index - Class A
Without Load	28.89%	7.00%	7.69%
With Load	22.12%	5.85%	7.11%
Morningstar Global ex-US Target Market Exposure NR USD	31.87%	8.05%	8.54%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

AssetsNet	$ 548,601,432		$ 548,601,432
Holdings Count | Holding	455		455
Advisory Fees Paid, Amount			$ 2,004,930
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$548,601,432 Number of Portfolio Holdings455 Advisory Fee $2,004,930 Portfolio Turnover22%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.7%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	9.4%
Money Market Funds	0.1%
Preferred Stocks	0.1%

Country Weighting (% of net assets)

Value	Value
Cayman Islands	4.3%
India	4.7%
Germany	4.8%
South Korea	4.8%
France	5.3%
Switzerland	5.4%
Taiwan	7.1%
Canada	7.9%
United Kingdom	8.3%
Japan	14.7%
Other Country	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.7%
Samsung Electronics Co. Ltd.	1.7%
Tencent Holdings Ltd. - ADR	1.6%
ICICI Bank Ltd. - ADR	1.3%
ASML Holding N.V.	1.3%
HDFC Bank Ltd. - ADR	1.2%
Infosys Ltd. - ADR	1.2%
SK Hynix, Inc.	1.1%
Chunghwa Telecom Co. Ltd. - ADR	1.0%
Alibaba Group Holding Ltd. - ADR	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000095946
Shareholder Report [Line Items]
Fund Name			Praxis International Index Fund
Class Name			Class I
Trading Symbol			MPLIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number			(800) 977-2947
Additional Information Website			https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.54%

Expenses Paid, Amount			$ 62
Expense Ratio, Percent			0.54%
Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Total Return Based on $100,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis International Index - Class I	29.51%	7.56%	8.32%
Morningstar Global ex-US Target Market Exposure NR USD	31.87%	8.05%	8.54%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 548,601,432		$ 548,601,432
Holdings Count | Holding	455		455
Advisory Fees Paid, Amount			$ 2,004,930
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$548,601,432 Number of Portfolio Holdings455 Advisory Fee $2,004,930 Portfolio Turnover22%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.7%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	9.4%
Money Market Funds	0.1%
Preferred Stocks	0.1%

Country Weighting (% of net assets)

Value	Value
Cayman Islands	4.3%
India	4.7%
Germany	4.8%
South Korea	4.8%
France	5.3%
Switzerland	5.4%
Taiwan	7.1%
Canada	7.9%
United Kingdom	8.3%
Japan	14.7%
Other Country	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.7%
Samsung Electronics Co. Ltd.	1.7%
Tencent Holdings Ltd. - ADR	1.6%
ICICI Bank Ltd. - ADR	1.3%
ASML Holding N.V.	1.3%
HDFC Bank Ltd. - ADR	1.2%
Infosys Ltd. - ADR	1.2%
SK Hynix, Inc.	1.1%
Chunghwa Telecom Co. Ltd. - ADR	1.0%
Alibaba Group Holding Ltd. - ADR	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000008551
Shareholder Report [Line Items]
Fund Name			Praxis Value Index Fund
Class Name			Class A
Trading Symbol			MVIAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number			(800) 977-2947
Additional Information Website			https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.69%

Expenses Paid, Amount			$ 73
Expense Ratio, Percent			0.69%
Line Graph [Table Text Block]
	Praxis Value Index Fund - Class A	CRSP U.S. Large Cap Value Index	CRSP U.S. Total Market Index
Dec-2015	$9,474	$10,000	$10,000
Dec-2016	$11,002	$11,693	$11,268
Dec-2017	$12,797	$13,699	$13,655
Dec-2018	$11,713	$12,959	$12,950
Dec-2019	$15,485	$16,309	$16,943
Dec-2020	$16,039	$16,678	$20,500
Dec-2021	$19,973	$21,101	$25,773
Dec-2022	$18,404	$20,676	$20,749
Dec-2023	$22,091	$22,572	$26,139
Dec-2024	$24,367	$26,184	$32,352
Dec-2025	$27,528	$30,193	$37,902

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Value Index Fund - Class A
Without Load	12.97%	11.41%	11.26%
With Load*	7.06%	10.21%	10.66%
CRSP U.S. Large Cap Value Index	15.31%	12.60%	11.68%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

AssetsNet	$ 531,474,090		$ 531,474,090
Holdings Count | Holding	274		274
Advisory Fees Paid, Amount			$ 1,206,324
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$531,474,090 Number of Portfolio Holdings274 Advisory Fee $1,206,324 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	2.7%
Money Market Funds	0.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	4.3%
Walmart, Inc.	2.4%
Johnson & Johnson	2.1%
Procter & Gamble Co. (The)	2.0%
AbbVie, Inc.	2.0%
Bank of America Corp.	1.8%
Home Depot, Inc. (The)	1.5%
Goldman Sachs Group, Inc. (The)	1.4%
Cisco Systems, Inc.	1.4%
Coca-Cola Co. (The)	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000035284
Shareholder Report [Line Items]
Fund Name			Praxis Value Index Fund
Class Name			Class I
Trading Symbol			MVIIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number			(800) 977-2947
Additional Information Website			https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.37%

Expenses Paid, Amount			$ 39
Expense Ratio, Percent			0.37%
Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Praxis Value Index Fund - Class I	CRSP U.S. Large Cap Value Index	CRSP U.S. Total Market Index
Dec-2015	$100,000	$100,000	$100,000
Dec-2016	$116,753	$116,928	$112,676
Dec-2017	$136,499	$136,989	$136,552
Dec-2018	$125,491	$129,592	$129,496
Dec-2019	$166,576	$163,093	$169,428
Dec-2020	$173,361	$166,785	$204,995
Dec-2021	$216,832	$211,007	$257,729
Dec-2022	$200,456	$206,758	$207,489
Dec-2023	$241,387	$225,718	$261,386
Dec-2024	$267,087	$261,842	$323,522
Dec-2025	$302,709	$301,926	$379,018

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Value Index Fund - Class I	13.34%	11.79%	11.71%
CRSP U.S. Large Cap Value Index	15.31%	12.60%	11.68%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 531,474,090		$ 531,474,090
Holdings Count | Holding	274		274
Advisory Fees Paid, Amount			$ 1,206,324
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$531,474,090 Number of Portfolio Holdings274 Advisory Fee $1,206,324 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	2.7%
Money Market Funds	0.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	4.3%
Walmart, Inc.	2.4%
Johnson & Johnson	2.1%
Procter & Gamble Co. (The)	2.0%
AbbVie, Inc.	2.0%
Bank of America Corp.	1.8%
Home Depot, Inc. (The)	1.5%
Goldman Sachs Group, Inc. (The)	1.4%
Cisco Systems, Inc.	1.4%
Coca-Cola Co. (The)	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000047793
Shareholder Report [Line Items]
Fund Name			Praxis Growth Index Fund
Class Name			Class A
Trading Symbol			MGNDX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number			(800) 977-2947
Additional Information Website			https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.62%

Expenses Paid, Amount			$ 68
Expense Ratio, Percent			0.62%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Growth Index Fund - Class A
Without Load	18.05%	13.88%	16.29%
With Load*	11.84%	12.66%	15.66%
CRSP U.S. Large Cap Growth Index	19.48%	14.67%	17.49%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

AssetsNet	$ 746,859,083		$ 746,859,083
Holdings Count | Holding	158		158
Advisory Fees Paid, Amount			$ 1,562,500
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$746,859,083 Number of Portfolio Holdings158 Advisory Fee $1,562,500 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	1.7%
Money Market Funds	0.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	12.4%
Apple, Inc.	12.0%
Microsoft Corp.	8.3%
Alphabet, Inc. - Class A	5.2%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. - Class A	4.3%
Alphabet, Inc. - Class C	4.1%
Tesla, Inc.	3.6%
Eli Lilly & Co.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000047795
Shareholder Report [Line Items]
Fund Name			Praxis Growth Index Fund
Class Name			Class I
Trading Symbol			MMDEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number			(800) 977-2947
Additional Information Website			https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.34%

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.34%
Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Growth Index Fund - Class I	18.37%	14.21%	16.68%
CRSP U.S. Large Cap Growth Index	19.48%	14.67%	17.49%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 746,859,083		$ 746,859,083
Holdings Count | Holding	158		158
Advisory Fees Paid, Amount			$ 1,562,500
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$746,859,083 Number of Portfolio Holdings158 Advisory Fee $1,562,500 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	1.7%
Money Market Funds	0.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	12.4%
Apple, Inc.	12.0%
Microsoft Corp.	8.3%
Alphabet, Inc. - Class A	5.2%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. - Class A	4.3%
Alphabet, Inc. - Class C	4.1%
Tesla, Inc.	3.6%
Eli Lilly & Co.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000047796
Shareholder Report [Line Items]
Fund Name			Praxis Small Cap Index Fund
Class Name			Class A
Trading Symbol			MMSCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number			(800) 977-2947
Additional Information Website			https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.94%

Expenses Paid, Amount			$ 97
Expense Ratio, Percent			0.94%
Line Graph [Table Text Block]
	Praxis Small Cap Index Fund - Class A	CRSP U.S. Small Cap Index	CRSP U.S. Total Market Index
Dec-2015	$9,478	$10,000	$10,000
Dec-2016	$10,254	$11,826	$11,268
Dec-2017	$11,351	$13,746	$13,655
Dec-2018	$10,379	$12,464	$12,950
Dec-2019	$12,597	$15,873	$16,943
Dec-2020	$13,905	$18,901	$20,500
Dec-2021	$17,595	$22,249	$25,773
Dec-2022	$14,061	$18,324	$20,749
Dec-2023	$16,293	$21,638	$26,139
Dec-2024	$17,573	$24,715	$32,352
Dec-2025	$18,653	$26,896	$37,902

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Small Cap Index Fund - Class A
Without Load	6.15%	6.05%	7.00%
With Load*	0.60%	4.91%	6.43%
CRSP U.S. Small Cap Index	8.82%	7.31%	10.40%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

AssetsNet	$ 197,926,222		$ 197,926,222
Holdings Count | Holding	665		665
Advisory Fees Paid, Amount			$ 563,921
InvestmentCompanyPortfolioTurnover			35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$197,926,222 Number of Portfolio Holdings665 Advisory Fee $563,921 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.5%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	12.3%
Money Market Funds	0.5%
Rights	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sandisk Corp.	0.5%
Liberty Media Corp. - Liberty Formula One - Series C	0.5%
Rocket Lab Corp.	0.5%
ATI, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
Omnicom Group, Inc.	0.5%
Franklin Resources, Inc.	0.5%
Sanmina Corp.	0.5%
SoFi Technologies, Inc.	0.5%
SPX Technologies, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000047798
Shareholder Report [Line Items]
Fund Name			Praxis Small Cap Index Fund
Class Name			Class I
Trading Symbol			MMSIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number			(800) 977-2947
Additional Information Website			https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.42%

Expenses Paid, Amount			$ 43
Expense Ratio, Percent			0.42%
Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Praxis Small Cap Index Fund - Class I	CRSP U.S. Small Cap Index	CRSP U.S. Total Market Index
Dec-2015	$100,000	$100,000	$100,000
Dec-2016	$108,931	$118,262	$112,676
Dec-2017	$121,156	$137,464	$136,552
Dec-2018	$111,673	$124,643	$129,496
Dec-2019	$136,376	$158,732	$169,428
Dec-2020	$151,438	$189,007	$204,995
Dec-2021	$192,874	$222,487	$257,729
Dec-2022	$155,061	$183,242	$207,489
Dec-2023	$180,906	$216,384	$261,386
Dec-2024	$196,268	$247,148	$323,522
Dec-2025	$209,435	$268,956	$379,018

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Small Cap Index Fund - Class I	6.71%	6.70%	7.67%
CRSP U.S. Small Cap Index	8.82%	7.31%	10.40%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,926,222		$ 197,926,222
Holdings Count | Holding	665		665
Advisory Fees Paid, Amount			$ 563,921
InvestmentCompanyPortfolioTurnover			35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$197,926,222 Number of Portfolio Holdings665 Advisory Fee $563,921 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.5%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	12.3%
Money Market Funds	0.5%
Rights	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sandisk Corp.	0.5%
Liberty Media Corp. - Liberty Formula One - Series C	0.5%
Rocket Lab Corp.	0.5%
ATI, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
Omnicom Group, Inc.	0.5%
Franklin Resources, Inc.	0.5%
Sanmina Corp.	0.5%
SoFi Technologies, Inc.	0.5%
SPX Technologies, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000080567
Shareholder Report [Line Items]
Fund Name			Praxis Genesis Conservative Portfolio
Class Name			Class A
Trading Symbol			MCONX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Praxis Genesis Conservative Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number			(800) 977-2947
Additional Information Website			https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.61%

Expenses Paid, Amount			$ 64
Expense Ratio, Percent			0.61%
Line Graph [Table Text Block]
	Praxis Genesis Conservative Portfolio	S&P Target Risk Conservative Index	Bloomberg U.S. Aggregate Bond Index	CRSP U.S. Total Market Index
Dec-2015	$9,473	$10,000	$10,000	$10,000
Dec-2016	$9,873	$10,509	$10,265	$11,268
Dec-2017	$10,699	$11,546	$10,628	$13,655
Dec-2018	$10,416	$11,231	$10,629	$12,950
Dec-2019	$11,786	$12,802	$11,556	$16,943
Dec-2020	$12,997	$14,039	$12,423	$20,500
Dec-2021	$13,571	$14,740	$12,232	$25,773
Dec-2022	$11,592	$12,678	$10,641	$20,749
Dec-2023	$12,725	$14,065	$11,229	$26,139
Dec-2024	$13,381	$14,992	$11,369	$32,352
Dec-2025	$14,738	$16,752	$12,199	$37,902

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Genesis Conservative Portfolio
Without Load	10.14%	2.55%	4.52%
With Load*	4.34%	1.45%	3.95%
S&P Target Risk Conservative Index	11.74%	3.60%	5.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

AssetsNet	$ 24,644,948		$ 24,644,948
Holdings Count | Holding	6		6
Advisory Fees Paid, Amount			$ 12,163
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,644,948 Number of Portfolio Holdings6 Advisory Fee $12,163 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	70.2%
Praxis Value Index Fund - Class I	9.2%
Praxis Growth Index Fund - Class I	9.2%
Praxis International Index Fund - Class I	9.0%
Praxis Small Cap Index Fund - Class I	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000080568
Shareholder Report [Line Items]
Fund Name			Praxis Genesis Balanced Portfolio
Class Name			Class A
Trading Symbol			MBAPX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Praxis Genesis Balanced Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number			(800) 977-2947
Additional Information Website			https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.46%

Expenses Paid, Amount			$ 49
Expense Ratio, Percent			0.46%
Line Graph [Table Text Block]
	Praxis Genesis Balanced Portfolio	S&P Target Risk Balanced Index	Bloomberg U.S. Aggregate Bond Index	CRSP U.S. Total Market Index
Dec-2015	$9,477	$10,000	$10,000	$10,000
Dec-2016	$10,100	$10,667	$10,265	$11,268
Dec-2017	$11,451	$12,377	$10,628	$13,655
Dec-2018	$10,891	$11,673	$10,629	$12,950
Dec-2019	$12,910	$13,915	$11,556	$16,943
Dec-2020	$14,585	$15,561	$12,423	$20,500
Dec-2021	$16,301	$17,330	$12,232	$25,773
Dec-2022	$13,683	$14,683	$10,641	$20,749
Dec-2023	$15,620	$16,941	$11,229	$26,139
Dec-2024	$17,030	$18,759	$11,369	$32,352
Dec-2025	$19,322	$21,872	$12,199	$37,902

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Genesis Balanced Portfolio
Without Load	13.46%	5.79%	7.38%
With Load*	7.50%	4.66%	6.81%
S&P Target Risk Balanced Index	16.59%	7.05%	8.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

AssetsNet	$ 104,780,452		$ 104,780,452
Holdings Count | Holding	6		6
Advisory Fees Paid, Amount			$ 49,390
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$104,780,452 Number of Portfolio Holdings6 Advisory Fee $49,390 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	40.2%
Praxis International Index Fund - Class I	18.0%
Praxis Value Index Fund - Class I	16.0%
Praxis Growth Index Fund - Class I	15.9%
Praxis Small Cap Index Fund - Class I	9.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000080569
Shareholder Report [Line Items]
Fund Name			Praxis Genesis Growth Portfolio
Class Name			Class A
Trading Symbol			MGAFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Praxis Genesis Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number			(800) 977-2947
Additional Information Website			https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.46%

Expenses Paid, Amount			$ 50
Expense Ratio, Percent			0.46%
Line Graph [Table Text Block]
	Praxis Genesis Growth Portfolio	S&P Target Risk Aggressive Index	Bloomberg U.S. Aggregate Bond Index	CRSP U.S. Total Market Index
Dec-2015	$9,473	$10,000	$10,000	$10,000
Dec-2016	$10,214	$10,766	$10,265	$11,268
Dec-2017	$11,920	$12,932	$10,628	$13,655
Dec-2018	$11,143	$11,943	$10,629	$12,950
Dec-2019	$13,612	$14,664	$11,556	$16,943
Dec-2020	$15,529	$16,583	$12,423	$20,500
Dec-2021	$18,125	$19,174	$12,232	$25,773
Dec-2022	$15,035	$16,080	$10,641	$20,749
Dec-2023	$17,588	$19,039	$11,229	$26,139
Dec-2024	$19,613	$21,608	$11,369	$32,352
Dec-2025	$22,653	$25,876	$12,199	$37,902

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Genesis Growth Portfolio
Without Load	15.50%	7.84%	9.11%
With Load*	9.46%	6.69%	8.52%
S&P Target Risk Aggressive Index	19.75%	9.31%	9.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

AssetsNet	$ 124,842,488		$ 124,842,488
Holdings Count | Holding	6		6
Advisory Fees Paid, Amount			$ 58,645
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$124,842,488 Number of Portfolio Holdings6 Advisory Fee $58,645 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis International Index Fund - Class I	24.1%
Praxis Value Index Fund - Class I	20.5%
Praxis Growth Index Fund - Class I	20.4%
Praxis Impact Bond Fund - Class I	20.1%
Praxis Small Cap Index Fund - Class I	14.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Praxis Impact Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Praxis Impact Large Cap Growth ETF
Class Name	Praxis Impact Large Cap Growth ETF
Trading Symbol	PRXG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Praxis Impact Large Cap Growth ETF for the period of April 7, 2025, to December 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/products/etfs/prxg-impact-large-cap-growth-etf/. You can also request this information by contacting us at (800)-977-2947.
Additional Information Phone Number	(800)-977-2947
Additional Information Website	https://www.praxisinvests.com/products/etfs/prxg-impact-large-cap-growth-etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Praxis Impact Large Cap Growth ETF	$32	0.36%

*	Annualized
**	Amount shown reflects the expenses of the Fund from April 7, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.

Expenses Paid, Amount	$ 32	[1]
Expense Ratio, Percent	0.36%	[2]
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

From April 7, 2025 to December 31, 2025, the Praxis Impact Large Cap Growth ETF returned 45.28%, underperforming the CRSP US Large Cap Growth Index return of 46.36%.

PERFORMANCE

Top Contributors

↑	Consumer Discretionary | Overweight was a positive. Overweight in Tesla, Ulta Beauty, Carvana and eBay, and underweight in Flutter Entertainment (restricted name) were lead contributors.
↑	Energy | Overweight was a positive. Overweight in Venture Global and First Solar were lead contributors.
↑	Health Care | Overweight was a positive. Overweight in Cardinal Health and Danaher Corporation were lead contributors.

Top Detractors

↓	Technology | Underweight was a negative. Specifically, underweights in Palantir Technologies (restricted name) was the lead detractor.
↓	Industrials | Neutral weight. General Electric (restricted name), underweight in GE Vernova and Boeing (restricted name) were lead detractors.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/07/2025)
Praxis Impact Large Cap Growth ETF NAV	45.28
CRSP US Total Market Total Return Index	36.53
CRSP US Large Cap Growth TR Index	46.36

Visit https://www.praxisinvests.com/products/etfs/prxg-impact-large-cap-growth-etf/ for more recent performance information.

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 71,154,572		$ 71,154,572
Holdings Count | Holding	176		176
Advisory Fees Paid, Amount	$ 119,567
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$71,154,572
Number of Portfolio Holdings	176
Advisory Fee	$119,567
Portfolio Turnover	13%

Visit https://www.praxisinvests.com/products/etfs/prxg-impact-large-cap-growth-etf/ for more recent performance information.

Holdings [Text Block]
Updated Prospectus Web Address	https://www.praxisinvests.com/products/etfs/prxg-impact-large-cap-growth-etf/
Praxis Impact Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Praxis Impact Large Cap Value ETF
Class Name	Praxis Impact Large Cap Value ETF
Trading Symbol	PRXV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Praxis Impact Large Cap Value ETF for the period of April 7, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/ products/etfs/prxv-impact-large-cap-value-etf/. You can also request this information by contacting us at (800)-977-2947.
Additional Information Phone Number	(800)-977-2947
Additional Information Website	https://www.praxisinvests.com/ products/etfs/prxv-impact-large-cap-value-etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Praxis Impact Large Cap Value ETF	$30	0.36%

*	Annualized
**	Amount shown reflects the expenses of the Fund from April 7, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.

Expenses Paid, Amount	$ 30	[3]
Expense Ratio, Percent	0.36%	[4]
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

From April 7, 2025 to December 31, 2025, the Praxis Impact Large Cap Value ETF returned 24.14%, underperforming the CRSP US Large Cap Value Index return of 24.57%.

PERFORMANCE

Top Contributors

↑	Health Care | Overweight was a positive. Underweight in UnitedHealth Group (restricted name) and overweight in Johnson & Johnson, Cardinal Health, Merck and Danaher were lead contributors.
↑	Financials | Neutral weight. Overweight in JPMorgan Chase, Citigroup and Northern Trust were lead contributors.

Top Detractors

↓	Industrials | Underweight was a negative. Restricted names Caterpillar, General Electric, RTX, Parker Hannifin, Cummins and Eaton were lead detractors.
↓	Utilities | Underweight was a negative. Underweight in Constellation Energy (restricted name) and Vistra Corp. were large detractors.
↓	Consumer Discretionary | Overweight was a negative. Underweight General Motors (restricted name), Ross Stores and Ulta Beauty were lead detractors.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/07/2025)
Praxis Impact Large Cap Value ETF NAV	24.14
CRSP US Total Market Total Return Index	36.53
CRSP US Large Cap Value TR Index	24.57

Visit https://www.praxisinvests.com/products/etfs/prxv-impact-large-cap-value-etf/ for more recent performance information.

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 61,344,910		$ 61,344,910
Holdings Count | Holding	274		274
Advisory Fees Paid, Amount	$ 115,952
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$61,344,910
Number of Portfolio Holdings	274
Advisory Fee	$115,952
Portfolio Turnover	14%

Visit https://www.praxisinvests.com/products/etfs/prxv-impact-large-cap-value-etf/ for more recent performance information.

Holdings [Text Block]
Updated Prospectus Web Address	https://www.praxisinvests.com/products/etfs/prxv-impact-large-cap-value-etf/

[1]	Amount shown reflects the expenses of the Fund from April 7, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.
[2]	Annualized
[3]	Amount shown reflects the expenses of the Fund from April 7, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.
[4]	Annualized